Commitments, contingencies and legal proceedings (Tables)	12 Months Ended
Dec. 31, 2022
Commitments, contingencies and legal proceedings
Schedule of contractual obligations

EURm	Within 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
Purchase obligations at 31 December 2022(1)	5 308	391	118	79	5 896

(1)   Includes inventory purchase obligations, service agreements and outsourcing arrangements.

Schedule of guarantees and other contingent commitments

EURm	2022	2021
Contingent liabilities on behalf of Group companies
Guarantees issued by financial institutions
Commercial guarantees(1)	1 238	1 281
Non-commercial guarantees	538	442
Corporate guarantees(2)
Commercial guarantees(1)	504	457
Non-commercial guarantees	32	35
Financing commitments
Customer finance commitments(3)	26	21
Venture fund commitments(4)	433	137

(1)   In commercial guarantees, Nokia reports guarantees that are issued in the normal course of business to Nokia’s customers for the performance of Nokia’s obligations under supply agreements, including tender bonds, performance bonds and warranty bonds.

(2)   In corporate guarantees, Nokia reports guarantees with primary obligation that have been issued to Nokia’s customers and other third parties.

(3)   Customer finance commitments are available under loan facilities negotiated with customers. Availability of the facility is dependent upon the borrower’s continuing compliance with the agreed financial and operational covenants, and compliance with other administrative terms of the facility. The loan facilities are primarily available to fund capital expenditure relating to purchases of network infrastructure equipment and services. Refer to Note 32, Financial risk management.

(4)   As a limited partner in NGP Capital and certain other funds making technology-related investments, Nokia is committed to capital contributions and entitled to cash distributions according to the respective partnership agreements and underlying fund activities. In January 2022, Nokia agreed on capital commitment of USD 400 million to NGP Capital’s Fund V. The fund’s emphasis on companies developing emerging 5G use cases for industrial and business transformation aligns closely with Nokia’s technology leadership vision and its efforts to maximize the value shift towards cloud. Per industry standard practice, the capital will be called throughout the 10 year lifecycle of the fund.